UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sun Valley Gold LLC

Address:  620 Sun Valley Road
          P.O. Box 2759
          Sun Valley, Idaho 83353

13F File Number: 028-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter F. Palmedo
Title:    Managing Member, Sun Valley Gold LLC
Phone:    208-726-2327


Signature, Place and Date of Signing:


   /s/ Peter F. Palmedo         Sun Valley, Idaho                  May 9,2008
--------------------------     --------------------            ----------------
       [Signature]                [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   32

Form 13F Information Table Value Total:  $497,623
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         NONE


                                                     FORM 13F INFORMATION TABLE

                               TITLE OF                      VALUE    SHRS OR   SH/ PUT/   INVSMT   OTHR      VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP       (X$1000)   PRN AMT   PRN CALL   DSCRTN   MGRS   SOLE      SHARED    NONE

AGNICO EAGLE MINES LTD         COM             008474108   63,647       940,000     PUT    SOLE     NONE     940,000
ANGLOGOLD ASHANTI LTD          SPONSORED ADR   035128206   27,168       800,000     CALL   SOLE     NONE     800,000
ANGLOGOLD ASHANTI LTD          SPONSORED ADR   035128206   96,786     2,850,000     PUT    SOLE     NONE   2,850,000
APEX SILVER MINES LTD          ORD             G04074103   15,150     1,250,000     CALL   SOLE     NONE   1,250,000
APEX SILVER MINES LTD          ORD             G04074103    9,349       771,353 SH         SOLE     NONE     771,353
AURIZON MINES LTD              COM             05155P106   12,402     2,630,200 SH         SOLE     NONE   2,630,200
BARRICK GOLD CORP              COM             067901108    3,624        83,400 SH         SOLE     NONE      83,400
BARRICK GOLD CORP              COM             067901108   19,553       450,000     PUT    SOLE     NONE     450,000
COEUR D ALENE MINES CORP IDA   COM             192108108    2,020       500,000 SH         SOLE     NONE     500,000
ELDORADO GOLD CORP NEW         COM             284902103    1,435       208,000 SH         SOLE     NONE     208,000
GAMMON GOLD INC                COM             36467T106   12,249     1,631,000 SH         SOLE     NONE   1,631,000
GOLD FIELDS LTD NEW            SPONSORED ADR   38059T106   79,523     5,750,000     CALL   SOLE     NONE   5,750,000
GOLD FIELDS LTD NEW            SPONSORED ADR   38059T106   14,254     1,030,638 SH         SOLE     NONE   1,030,638
GOLDCORP INC NEW               COM             380956409      802        20,700 SH         SOLE     NONE      20,700
GOLDCORP INC NEW               COM             380956409   17,438       450,000     PUT    SOLE     NONE     450,000
GOLDEN STAR RES LTD CDA        COM             38119T104    9,128     2,669,100 SH         SOLE     NONE   2,669,100
IAMGOLD CORP                   COM             450913108    9,649     1,301,586 SH         SOLE     NONE   1,301,586
IMA EXPLORATION INC            COM             449664101      644     1,652,000 SH         SOLE     NONE   1,652,000
JAGUAR MNG INC                 COM             47009M103    5,603       527,700 SH         SOLE     NONE     527,700
KIMBER RES INC                 COM             49435N101    4,027     2,536,200 SH         SOLE     NONE   2,536,200
KINROSS GOLD CORP              COM NO PAR      496902404      995        45,000 SH         SOLE     NONE      45,000
KINROSS GOLD CORP              COM NO PAR      496902404   12,603       570,000      PUT   SOLE     NONE      570000
METALLICA RES INC              COM             59125J104    5,897     1,000,600 SH         SOLE     NONE   1,000,600
MIDWAY GOLD CORP               COM             598153104    2,126       739,700 SH         SOLE     NONE     739,700
MINEFINDERS LTD                COM             602900102    6,132       503,588 SH         SOLE     NONE     503,588
NEW GOLD INC CDA               COM             644535106   14,090     2,012,900 SH         SOLE     NONE   2,012,900
NEWMONT MINING CORP            COM             651639106    4,530       100,000 SH         SOLE     NONE     100,000
NOVAGOLD RES INC               COM NEW         66987E206      897       116,400 SH         SOLE     NONE     116,400
PAN AMERICAN SILVER CORP       COM             697900108    2,517        65,600 SH         SOLE     NONE      65,600
STILLWATER MNG CO              COM             86074Q102   13,548       875,741 SH         SOLE     NONE     875,741
STREETTRACKS GOLD TR           GOLD SHS        863307104   25,044       277,000 SH         SOLE     NONE     277,000
YAMANA GOLD INC                COM             98462Y100    4,794       327,900     PUT    SOLE     NONE     327,900


SK 00964 0008 879340